Results for the year - Employee costs - Remuneration to executive management and board of directors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total	kr 280	kr 294	kr 224
Executive Management
Disclosure of transactions between related parties [line items]
Salary and short-term incentive	141	126	119
Pension	13	12	26
Benefits	9	10	10
Long-term incentive	97	100	52
Severance payments	0	29	0
Total	260	277	207
Board of Directors
Disclosure of transactions between related parties [line items]
Total	20	17	17
Registered Executive Management
Disclosure of transactions between related parties [line items]
Total	kr 175	kr 202	kr 141